Deferred Underwriting Commission Payable (Details) - USD ($)		Sep. 30, 2024	Dec. 21, 2023	Jun. 30, 2025
Deferred Underwriting Commission Payable [Line Items]
Underwriting agreement			$ 4,025,000
Unregistered ordinary shares (in Shares)			3,375
Price per share (in Dollars per share)	[1]	$ 0.006		$ 0.006
Original aggregate share value			$ 2,025,000
Trading days		30 days	5 days
Ordinary shares issued (in Shares)	[1]	2,445,647		2,467,337
Underwriter [Member]
Deferred Underwriting Commission Payable [Line Items]
Underwriting agreement			$ 2,000,000
Unregistered ordinary shares (in Shares)			202,500
Ordinary shares issued (in Shares)		645,135
Liability		$ 1,500,000
lieu [Member]
Deferred Underwriting Commission Payable [Line Items]
Underwriting agreement			$ 2,000,000
Ordinary Shares [Member] | Business Combination [Member]
Deferred Underwriting Commission Payable [Line Items]
Price per share (in Dollars per share)			$ 10
Ordinary Shares [Member] | Underwriter [Member]
Deferred Underwriting Commission Payable [Line Items]
Ordinary shares issued (in Shares)		10,754

[1]	Giving retroactive effect to reverse recapitalization effected on March 14, 2024 to reflect exchange ratio of approximately 55.1 as described in Note 4 and share combination at a ratio of one-for-sixty effected on August 25, 2025 as described in Note 1.